Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 65	£ 77	£ 96
Curtailments		(2)	(3)
Administration expenses	10	6	5
Total operating expense	75	81	98
Interest on plan assets	(89)	(110)	(103)
Interest on plan liabilities	86	99	99
Net finance (income)/expense	(3)	(11)	(4)
Net income statement charge	72	70	94
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	8	8	20
Curtailments			(3)
Administration expenses	9	6	5
Total operating expense	17	14	22
Interest on plan assets	(84)	(104)	(98)
Interest on plan liabilities	77	89	90
Net finance (income)/expense	(7)	(15)	(8)
Net income statement charge	10	(1)	14
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	1	2	2
Administration expenses	1
Total operating expense	2	2	2
Interest on plan assets	(5)	(6)	(5)
Interest on plan liabilities	7	7	7
Net finance (income)/expense	2	1	2
Net income statement charge	4	3	4
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	9	10	22
Curtailments			(3)
Administration expenses	10	6	5
Total operating expense	19	16	24
Interest on plan assets	(89)	(110)	(103)
Interest on plan liabilities	84	96	97
Net finance (income)/expense	(5)	(14)	(6)
Net income statement charge	14	2	18
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	57	67	74
Total operating expense	57	67	74
Net income statement charge	57	67	74
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	(1)
Curtailments		(2)
Total operating expense	(1)	(2)
Interest on plan liabilities	2	3	2
Net finance (income)/expense	2	3	2
Net income statement charge	£ 1	£ 1	£ 2